INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3:-INVENTORIES

a.Inventories are comprised of the following:

	December 31,
	2021	2020

Raw materials, parts and supplies	$10,238	$9,579
Work in progress and assembled raw materials	15,106	15,871
Finished products	3,088	5,854

	$28,432	$31,304

b.Inventory net write-offs amounted to $3,361, $2,908 and $2,624 for the years ended December 31, 2021, 2020 and 2019, respectively.